ACQUISITIONS OF CONSOLIDATED ENTITIES - Schedule of Balance Sheet Impact on Significant Business Combinations (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 119
Accounts receivable and other	276
Inventory	118
Equity accounted investments	74
Investment properties	988
Intangible assets	560
Goodwill	14,953	$ 14,714
Total assets	6,952
Less:
Accounts payable and other	(490)
Non-recourse borrowings	(2,620)
Deferred income tax liabilities	(125)
Non-controlling interests	(101)
Total liabilities	(3,336)
Net assets acquired	3,616
Revenue of combined entity as if combination occurred at beginning of period	616
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 58
Renewable Power
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired	100.00%
Less:
Revenue of combined entity as if combination occurred at beginning of period	$ 143
Profit (loss) of combined entity as if combination occurred at beginning of period	19
Consideration transferred, acquisition-date asset level debt	1,400
Real Estate
Disclosure of detailed information about business combination [line items]
Investment properties	988
Real Estate | Arlington
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	352
Less:
Revenue of combined entity as if combination occurred at beginning of period	17
Profit (loss) of combined entity as if combination occurred at beginning of period	60
Consideration transferred, acquisition-date asset level debt	$ 990
Real Estate | Select-service Hotel
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired	100.00%
Less:
Revenue of combined entity as if combination occurred at beginning of period	$ 147
Profit (loss) of combined entity as if combination occurred at beginning of period	104
Consideration transferred, acquisition-date asset level debt	$ 472